Pension and Other Postretirement Benefits, Other Postretirement Plan Changes In Benefit Obligation and Plan Assets (Details) (Other Postretirement Plan [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	$ 338	$ 310
Service cost	5	4
Interest cost	13	18
Plan amendments	0	(1)
Curtailment	0	0
Actuarial loss	17	27
Benefits paid	(29)	(30)
Medicare subsidies	0	1
Participant contributions	8	9
Foreign exchange effects	0	0
Benefit obligation, end of period	352	338
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	0	0
Employer contributions	21	20
Participant contributions	8	9
Benefits paid	(29)	(30)
Medicare subsidies	0	1
Fair value of plan assets, end of period	0	0
Funded status of plan assets [Abstract]
Funded status of continuing operations, end of period	(352)	(338)
Non-US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	26	22
Service cost	1	1
Interest cost	1	1
Plan amendments	0	0
Curtailment	(1)	0
Actuarial loss	12	3
Benefits paid	(1)	0
Medicare subsidies	0	0
Participant contributions	0	0
Foreign exchange effects	1	(1)
Benefit obligation, end of period	39	26
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	0	0
Employer contributions	1	0
Participant contributions	0	0
Benefits paid	(1)	0
Medicare subsidies	0	0
Fair value of plan assets, end of period	0	0
Funded status of plan assets [Abstract]
Funded status of continuing operations, end of period	$ (39)	$ (26)